UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02968-99
Name of Registrant: Vanguard Trustees' Equity Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (95.6%)[1]
Australia (0.6%)
BHP Billiton Ltd.	2,539,890	27,893
Woodside Petroleum Ltd.	902,300	18,185
* South32 Ltd.	14,073	10
		46,088
Belgium (1.7%)
Anheuser-Busch InBev SA/NV	785,457	98,785
KBC Groep NV	423,300	24,258
		123,043
Brazil (1.4%)
BB Seguridade Participacoes SA	5,790,000	33,607
Ambev SA	5,103,700	23,884
Cia de Saneamento Basico do Estado de Sao Paulo	4,107,100	21,972
Estacio Participacoes SA	3,938,100	11,555
* Petroleo Brasileiro SA ADR	4,349,900	10,570
		101,588
Canada (0.6%)
Canadian Natural Resources Ltd.	1,866,600	39,959
Encana Corp.	1,513,120	6,643
		46,602
China (2.0%)
* Baidu Inc. ADR	297,160	48,518
Lenovo Group Ltd.	50,174,000	45,038
China Shenhua Energy Co. Ltd.	28,319,500	42,760
* Autohome Inc. ADR	499,236	12,266
		148,582
Denmark (0.8%)
Novo Nordisk A/S Class B	899,603	50,260
Carlsberg A/S Class B	51,269	4,322
		54,582
Finland (1.7%)
Nokia Oyj	10,546,558	75,972
Sampo Oyj Class A	1,003,836	48,610
		124,582
France (4.3%)
^ TOTAL SA	2,583,233	114,750
BNP Paribas SA	1,219,150	57,754
Vinci SA	556,801	37,722
Valeo SA	281,586	36,589
^ Vivendi SA	1,272,900	27,673
Engie SA	965,914	15,412
^ ArcelorMittal	3,798,769	14,412
^ Vallourec SA	2,668,158	11,756
		316,068
Germany (6.2%)
Bayer AG	980,319	110,332
E.ON SE	6,285,881	64,411

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	315,465	60,781
Fresenius Medical Care AG & Co. KGaA	554,914	49,282
* Commerzbank AG	5,521,923	44,874
Siemens AG	366,019	35,083
Continental AG	114,453	24,018
RWE AG	1,672,495	23,428
GEA Group AG	530,100	22,239
adidas AG	190,417	19,608
		454,056
Hong Kong (3.0%)
CK Hutchison Holdings Ltd.	5,040,692	62,982
Swire Pacific Ltd. Class A	6,451,850	62,240
Galaxy Entertainment Group Ltd.	18,827,000	59,149
Li & Fung Ltd.	38,162,000	21,953
Esprit Holdings Ltd.	9,909,234	10,246
* Global Brands Group Holding Ltd.	7,314,000	1,123
		217,693
India (0.6%)
HCL Technologies Ltd.	3,600,945	46,196

Indonesia (0.7%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,018,469	49,905

Ireland (0.3%)
Ryanair Holdings plc ADR	316,484	24,797

Israel (1.3%)
Teva Pharmaceutical Industries Ltd. ADR	838,345	51,541
* Check Point Software Technologies Ltd.	528,000	41,612
		93,153
Italy (0.3%)
* Banca Mediolanum SPA	3,034,942	20,253

Japan (21.8%)
Japan Tobacco Inc.	3,691,400	144,569
KDDI Corp.	5,326,300	134,876
Sumitomo Mitsui Financial Group Inc.	3,670,200	123,130
Nippon Telegraph & Telephone Corp.	2,141,800	91,182
East Japan Railway Co.	941,200	86,513
Daiwa House Industry Co. Ltd.	3,022,900	85,346
Daihatsu Motor Co. Ltd.	5,405,600	84,388
Sumitomo Mitsui Trust Holdings Inc.	26,024,000	83,209
SoftBank Group Corp.	1,731,500	76,248
Toyota Motor Corp.	1,254,900	75,582
Panasonic Corp.	7,365,300	69,161
Nomura Holdings Inc.	12,169,400	66,043
Sumitomo Electric Industries Ltd.	4,439,000	58,488
Omron Corp.	2,189,200	56,896
Mitsubishi Corp.	3,537,200	56,701
Makita Corp.	864,500	48,660
Seven & i Holdings Co. Ltd.	974,883	43,482
DeNA Co. Ltd.	2,963,900	42,897
Ryohin Keikaku Co. Ltd.	144,200	30,585
Sony Corp.	1,265,800	29,378
Honda Motor Co. Ltd.	827,700	22,437
* Toshiba Corp.	13,379,000	22,338

Takashimaya Co. Ltd.	2,596,000	22,234
Yamato Kogyo Co. Ltd.	701,000	16,597
Sumitomo Corp.	1,655,800	16,505
		1,587,445
Netherlands (1.3%)
Unilever NV	1,239,351	54,382
Wolters Kluwer NV	1,245,958	42,430
		96,812
Norway (0.6%)
Telenor ASA	1,740,400	28,390
^ TGS Nopec Geophysical Co. ASA	935,448	13,557
		41,947
Other (0.4%)
2 Vanguard FTSE All-World ex-US ETF	718,406	29,419

Philippines (0.3%)
Alliance Global Group Inc.	74,306,500	23,120

Russia (1.2%)
Gazprom PAO ADR (London Shares)	9,420,057	34,033
Sberbank of Russia PJSC ADR	3,063,163	16,960
Lukoil PJSC ADR	466,261	15,699
Mobile TeleSystems PJSC ADR	1,780,147	12,461
Gazprom PAO ADR	740,167	2,657
* X5 Retail Group NV GDR	113,767	2,104
		83,914
Singapore (1.0%)
DBS Group Holdings Ltd.	4,684,000	46,565
Genting Singapore plc	58,872,000	29,365
		75,930
South Africa (1.7%)
Mediclinic International Ltd.	4,616,458	35,103
Sasol Ltd.	1,308,074	34,411
Sanlam Ltd.	7,570,592	27,877
Mr Price Group Ltd.	1,394,772	14,395
Nampak Ltd.	9,955,805	12,310
		124,096
South Korea (3.8%)
Samsung Electronics Co. Ltd.	105,576	102,140
SK Hynix Inc.	1,863,063	43,001
E-MART Inc.	292,935	40,222
Hyundai Mobis Co. Ltd.	173,751	37,748
Hana Financial Group Inc.	1,269,816	22,851
Shinhan Financial Group Co. Ltd.	561,096	18,136
Hyundai Home Shopping Network Corp.	141,604	13,246
		277,344
Spain (1.1%)
Banco Santander SA	10,263,955	43,985
Red Electrica Corp. SA	481,950	39,021
		83,006
Sweden (1.7%)
* Assa Abloy AB Class B	3,122,208	66,176
Swedbank AB Class A	2,409,906	50,542

* Oriflame Holding AG	328,029	4,621
		121,339
Switzerland (6.9%)
Novartis AG	2,275,542	176,294
Roche Holding AG	234,346	60,701
Credit Suisse Group AG	3,401,232	60,254
Actelion Ltd.	369,563	48,701
ABB Ltd.	2,756,144	47,626
LafargeHolcim Ltd.	884,062	37,209
SGS SA	18,762	36,463
Cie Financiere Richemont SA	392,738	25,527
GAM Holding AG	577,710	8,071
		500,846
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	22,936,704	98,764

Thailand (1.1%)
Bangkok Bank PCL	13,166,800	56,512
Kasikornbank PCL (Foreign)	4,396,800	21,126
		77,638
Turkey (1.4%)
Turkcell Iletisim Hizmetleri AS	10,534,007	37,576
KOC Holding AS	7,895,022	31,688
Turkiye Halk Bankasi AS	8,563,897	29,642
		98,906
United Kingdom (22.5%)
Carnival plc	1,779,082	88,749
AstraZeneca plc	1,227,908	79,066
British American Tobacco plc	1,386,832	77,280
Prudential plc	3,803,092	74,717
BG Group plc	4,486,545	67,894
Royal Dutch Shell plc Class A	3,029,201	66,238
BP plc ADR	2,011,040	65,097
Vodafone Group plc	19,784,694	63,595
* Tesco plc	24,017,376	59,759
BP plc	10,714,058	57,859
RSA Insurance Group plc	8,877,405	53,002
* Royal Bank of Scotland Group plc	14,611,000	52,896
Unilever plc	1,195,755	52,571
BHP Billiton plc	5,368,213	52,126
Lloyds Banking Group plc	52,747,008	49,417
Compass Group plc	2,869,750	49,388
Shire plc	792,832	44,472
WPP plc	1,959,585	42,616
Informa plc	4,601,133	41,845
HSBC Holdings plc	5,877,471	41,451
Rolls-Royce Holdings plc	5,167,099	41,102
Wolseley plc	828,278	41,088
Rexam plc	4,739,551	40,638
Royal Dutch Shell plc Class B	1,813,137	39,505
RELX NV	2,106,600	37,065
* Serco Group plc	29,728,498	36,289
Standard Chartered plc	5,353,230	36,113
*,3 Worldpay Group plc	7,901,800	35,410
Associated British Foods plc	710,460	32,052
London Stock Exchange Group plc	872,500	30,895

	Barclays plc			11,525,781	30,842
	Signet Jewelers Ltd.			202,410	22,865
	Ashtead Group plc			1,564,492	20,183
	Petrofac Ltd.			1,590,239	18,123
					1,642,208
United States (1.9%)
Consumer Discretionary (0.7%)
*	Michael Kors Holdings Ltd.			1,311,200	52,317

Energy (0.7%)
*	Weatherford International plc			7,254,800	48,897

Financials (0.5%)
	Aon plc			468,455	41,145

Total United States					142,359
Total Common Stocks (Cost $7,999,345)					6,972,281
		Coupon
Temporary Cash Investments (4.7%)[1]
Money Market Fund (4.4%)
[4,5] Vanguard Market Liquidity Fund		0.441%		320,034,838	320,035

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
6	Federal Home Loan Bank Discount Notes	0.235%	3/23/16	1,000	1,000
6	Federal Home Loan Bank Discount Notes	0.331%	4/13/16	2,000	1,999
6	Federal Home Loan Bank Discount Notes	0.290%	4/29/16	1,000	999
[7,8] United States Treasury Note/Bond		0.375%	5/31/16	14,954	14,949
8	United States Treasury Note/Bond	3.250%	5/31/16	4,700	4,743
					23,690
Total Temporary Cash Investments (Cost $343,730)					343,725
Total Investments (100.3%) (Cost $8,343,075)					7,316,006
Other Assets and Liabilities-Net (-0.3%)[5]					(25,352)
Net Assets (100%)					7,290,654

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,797,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.8% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the value of this security represented 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $45,222,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $12,696,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $1,831,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

International Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	553,503	6,418,778	—
Temporary Cash Investments	320,035	23,690	—
Futures Contracts—Assets[1]	3,462	—	—
Forward Currency Contracts—Assets	—	1,255	—
Forward Currency Contracts—Liabilities	—	(4,343)	—
Total	877,000	6,439,380	—
1 Represents variation margin on the last day of the reporting period.

International Value Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2016	2,233	73,163	(2,421)
Topix Index	March 2016	313	37,204	(1,564)
FTSE 100 Index	March 2016	395	33,658	691

International Value Fund

S&P ASX 200 Index	March 2016	184	16,155	183
(3,111)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/23/16	EUR	65,390	USD	72,179	(1,244)
Bank of America, N.A.	3/23/16	GBP	18,790	USD	28,468	(1,689)
Bank of America, N.A.	3/15/16	JPY	3,184,809	USD	25,897	437
Goldman Sachs International	3/23/16	EUR	18,503	USD	20,248	(175)
Citibank, N.A.	3/22/16	AUD	19,189	USD	13,705	(157)
Citibank, N.A.	3/23/16	EUR	10,898	USD	11,924	(102)
BNP Paribas	3/15/16	JPY	1,327,730	USD	10,847	132
UBS AG	3/15/16	JPY	793,000	USD	6,554	3
Citibank, N.A.	3/23/16	GBP	4,299	USD	6,333	(206)
Barclays Bank PLC	3/23/16	GBP	3,607	USD	5,272	(132)
Citibank, N.A.	3/15/16	JPY	566,865	USD	4,823	(136)
Goldman Sachs International	3/15/16	JPY	520,455	USD	4,447	(143)
Barclays Bank PLC	3/23/16	GBP	2,966	USD	4,207	19
BNP Paribas	3/22/16	AUD	4,815	USD	3,374	25
Barclays Bank PLC	3/23/16	EUR	2,695	USD	2,934	(10)
Morgan Stanley Capital
Services LLC	3/15/16	JPY	296,730	USD	2,514	(60)
BNP Paribas	3/15/16	JPY	293,400	USD	2,510	(84)
UBS AG	3/22/16	AUD	3,137	USD	2,174	41
UBS AG	3/22/16	AUD	2,788	USD	1,995	(27)
Goldman Sachs International	3/23/16	GBP	1,317	USD	1,866	11
Goldman Sachs International	3/23/16	GBP	1,002	USD	1,444	(17)
Barclays Bank PLC	3/22/16	AUD	1,329	USD	909	30
BNP Paribas	3/23/16	USD	27,865	EUR	25,642	48
Barclays Bank PLC	3/15/16	USD	12,910	JPY	1,518,915	350
UBS AG	3/23/16	USD	12,291	GBP	8,513	159
Citibank, N.A.	3/22/16	USD	6,032	AUD	8,662	(83)
UBS AG	3/15/16	USD	4,519	JPY	555,800	(77)

International Value Fund

(3,087)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2016, the cost of investment securities for tax purposes was $8,349,015,000. Net unrealized depreciation of investment securities for tax purposes was $1,033,009,000, consisting of unrealized gains of $701,097,000 on securities that had risen in value since their purchase and $1,734,106,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	6,969,123	261,342
Vanguard Windsor II Fund Investor Shares	6,229,116	197,712
Vanguard U.S. Growth Fund Investor Shares	7,020,314	195,094
Vanguard Morgan Growth Fund Investor Shares	8,375,064	194,804
Vanguard Windsor Fund Investor Shares	11,043,174	194,470
Vanguard Explorer Fund Investor Shares	1,696,921	124,011
Vanguard Mid-Cap Growth Fund	3,156,428	64,423
Vanguard Capital Value Fund	6,173,551	60,748
Total Investment Companies (Cost $1,070,178)		1,292,604
Other Assets and Liabilities-Net (0.0%)		(599)
Net Assets (100%)		1,292,005

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2016, the cost of investment securities for tax purposes was $1,070,178,000. Net unrealized appreciation of investment securities for tax purposes was $222,426,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Diversified Equity Fund

			Current Period Transactions
			Proceeds			Jan. 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Capital Value
Fund	67,200	8,527	-	794	5,766	60,748

Vanguard Explorer Fund	139,827	13,452	1,120	414	12,793	124,011
Vanguard Growth and
Income Fund	293,510	17,994	13,700	2,632	15,362	261,342
Vanguard Mid-Cap Growth
Fund	72,741	5,372	100	204	5,168	64,423
Vanguard Morgan Growth
Fund	222,885	16,967	11,003	1,386	15,580	194,804

Vanguard US Growth Fund	221,458	17,597	12,914	971	16,627	195,094

Vanguard Windsor Fund	218,792	14,990	2,464	1,701	13,079	194,470

Vanguard Windsor II Fund	219,481	13,447	4,639	2,348	11,098	197,712

Total	1,455,894	108,346	45,940	10,450	95,473	1,292,604
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,754,000.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.8%)[1]
Argentina (0.2%)
YPF SA ADR	21,900	369

Bangladesh (0.1%)
British American Tobacco Bangladesh Co. Ltd.	5,100	193

Brazil (7.3%)
Ambev SA	571,551	2,675
Telefonica Brasil SA ADR	180,554	1,574
Cia de Saneamento Basico do Estado de Sao Paulo	249,800	1,336
MRV Engenharia e Participacoes SA	548,431	1,258
Banco Bradesco SA Preference Shares	240,062	1,097
Itau Unibanco Holding SA ADR	171,332	1,078
BRF SA ADR	77,292	938
EDP - Energias do Brasil SA	242,664	737
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	285,400	737
BB Seguridade Participacoes SA	85,955	499
Vale SA Class B ADR	269,000	498
TOTVS SA	60,331	489
Telefonica Brasil SA Preference Shares	53,900	469
Randon Participacoes SA Preference Shares	842,718	464
Cyrela Brazil Realty SA Empreendimentos e Participacoes	179,045	321
* B2W Cia Digital	95,351	317
* Petroleo Brasileiro SA Preference Shares	254,800	311
Qualicorp SA	91,300	309
Itau Unibanco Holding SA Preference Shares	45,294	284
Ambev SA ADR	58,000	271
Usinas Siderurgicas de Minas Gerais SA Preference Shares	1,216,500	260
Gerdau SA ADR	225,300	205
Banco do Estado do Rio Grande do Sul SA Preference Shares	104,500	117
Raia Drogasil SA	11,200	116
Lojas Renner SA	24,500	109
Brasil Insurance Participacoes e Administracao SA	13,810	60
* Brasil Insurance Participacoes e Administracao SA Rights Expire 2/29/2016	6,614	—
		16,529
Canada (0.1%)
First Quantum Minerals Ltd.	114,124	247

Chile (0.3%)
Banco Santander Chile ADR	24,275	420
Enersis Americas SA ADR	23,257	274
		694
China (21.9%)
China Construction Bank Corp.	6,185,250	3,776
Tencent Holdings Ltd.	191,085	3,590
China Mobile Ltd.	260,300	2,859
Industrial & Commercial Bank of China Ltd.	5,153,380	2,682
Dongfeng Motor Group Co. Ltd.	2,071,000	2,465
CNOOC Ltd.	2,277,400	2,321

	Greatview Aseptic Packaging Co. Ltd.	4,736,000	1,987
	China Overseas Land & Investment Ltd.	678,014	1,981
	China Shenhua Energy Co. Ltd.	1,272,500	1,921
	Mindray Medical International Ltd. ADR	65,929	1,780
	China Pacific Insurance Group Co. Ltd.	427,212	1,508
	China Power International Development Ltd.	3,158,600	1,411
	China Unicom Hong Kong Ltd.	1,255,973	1,392
	China Life Insurance Co. Ltd.	516,216	1,252
	PICC Property & Casualty Co. Ltd.	698,040	1,194
	China Resources Power Holdings Co. Ltd.	665,683	1,132
*	China Agri-Industries Holdings Ltd.	3,599,000	972
	PetroChina Co. Ltd.	1,518,000	940
	Far East Horizon Ltd.	1,220,000	940
	China Lesso Group Holdings Ltd.	1,613,000	878
	Lenovo Group Ltd.	919,780	826
	Baoxin Auto Group Ltd.	1,325,000	757
	China Shineway Pharmaceutical Group Ltd.	639,000	734
*,2 Tianhe Chemicals Group Ltd.		4,142,000	623
	China Everbright International Ltd.	563,500	599
*	Luye Pharma Group Ltd.	676,104	560
	Haier Electronics Group Co. Ltd.	314,241	555
	Brilliance China Automotive Holdings Ltd.	546,000	526
	Guangdong Investment Ltd.	408,550	523
	China Cinda Asset Management Co. Ltd.	1,653,500	520
	Kingboard Laminates Holdings Ltd.	1,251,125	507
	ENN Energy Holdings Ltd.	105,530	476
	Anhui Conch Cement Co. Ltd.	237,000	465
	China Longyuan Power Group Corp. Ltd.	750,580	449
	China Shipping Development Co. Ltd.	684,000	431
*	Sinopec Shanghai Petrochemical Co. Ltd.	1,058,000	429
	Dah Chong Hong Holdings Ltd.	1,037,000	394
	China ZhengTong Auto Services Holdings Ltd.	1,041,000	386
	Huadian Fuxin Energy Corp. Ltd.	1,850,900	363
	Sunny Optical Technology Group Co. Ltd.	167,700	360
	GCL-Poly Energy Holdings Ltd.	2,684,000	346
	ANTA Sports Products Ltd.	135,000	326
*	CNOOC Ltd. ADR	2,700	274
	China Coal Energy Co. Ltd.	732,000	250
	PAX Global Technology Ltd.	183,000	186
*	Li Ning Co. Ltd.	401,000	185
	China Dongxiang Group Co. Ltd.	904,000	181
	Fosun International Ltd.	127,831	169
*	Best Pacific International Holdings Ltd.	156,000	67
			49,448
Colombia (0.3%)
	Cementos Argos SA	212,760	635

Czech Republic (0.8%)
	CEZ AS	63,199	1,051
	Komercni banka as	2,988	628
			1,679

Egypt (0.3%)
Commercial International Bank Egypt SAE	175,403	706

Greece (0.3%)
Hellenic Telecommunications Organization SA	73,731	642

Hong Kong (2.5%)
AIA Group Ltd.	189,318	1,053
AMVIG Holdings Ltd.	2,628,000	984
Pacific Basin Shipping Ltd.	4,394,750	802
Galaxy Entertainment Group Ltd.	240,000	754
Stella International Holdings Ltd.	255,500	613
Sands China Ltd.	161,650	565
Texwinca Holdings Ltd.	559,000	541
MGM China Holdings Ltd.	150,400	181
AAC Technologies Holdings Inc.	20,200	129
* Cowell e Holdings Inc.	277,818	80
		5,702
Hungary (1.5%)
OTP Bank plc	115,729	2,462
* Magyar Telekom Telecommunications plc	739,375	1,021
		3,483
India (9.2%)
Reliance Industries Ltd.	178,952	2,745
Axis Bank Ltd.	325,104	1,972
CESC Ltd.	202,346	1,354
Tata Consultancy Services Ltd.	37,090	1,312
ICICI Bank Ltd.	318,364	1,084
ICICI Bank Ltd. ADR	158,355	1,053
State Bank of India	379,746	1,015
NTPC Ltd.	479,400	1,012
UltraTech Cement Ltd.	23,616	993
Hindalco Industries Ltd.	878,875	924
Bharti Infratel Ltd.	152,280	816
JK Lakshmi Cement Ltd.	170,668	762
Bharti Airtel Ltd.	166,901	716
NHPC Ltd.	2,157,750	669
Larsen & Toubro Ltd.	38,371	628
Power Grid Corp. of India Ltd.	282,265	617
Godrej Consumer Products Ltd.	30,793	557
Bank of Baroda	273,619	510
HDFC Bank Ltd. ADR	6,050	365
Punjab National Bank	220,874	300
Marico Ltd.	85,692	281
* IDFC Bank Ltd.	323,659	251
IDFC Ltd.	323,659	194
Jubilant Foodworks Ltd.	9,224	174
* Grasim Industries Ltd. GDR	2,647	148
Oberoi Realty Ltd.	29,469	106
Union Bank of India	52,451	102
		20,660
Indonesia (1.6%)
Bank Rakyat Indonesia Persero Tbk PT	1,497,700	1,235
Telekomunikasi Indonesia Persero Tbk PT	3,504,900	860
* Hanjaya Mandala Sampoerna Tbk PT	66,800	503
* Bank Tabungan Pensiunan Nasional Tbk PT	2,564,000	402

Pakuwon Jati Tbk PT	6,463,000	213
Matahari Department Store Tbk PT	156,900	184
Sumber Alfaria Trijaya Tbk PT	3,529,600	156
		3,553
Kenya (0.2%)
Safaricom Ltd.	2,488,800	369

Malaysia (1.1%)
Genting Malaysia Bhd.	1,438,900	1,553
AirAsia Bhd.	1,564,700	538
Guinness Anchor Bhd.	59,900	193
Inari Amertron Bhd.	167,750	131
British American Tobacco Malaysia Bhd.	9,266	129
		2,544
Mexico (1.8%)
Grupo Financiero Banorte SAB de CV	192,100	1,002
* Cemex SAB de CV ADR	158,956	720
Grupo Financiero Santander Mexico SAB de CV ADR	87,483	671
Grupo Mexico SAB de CV Class B	306,800	595
Wal-Mart de Mexico SAB de CV	214,200	539
* Unifin Financiera SAB de CV SOFOM ENR	101,200	296
Grupo Comercial Chedraui SA de CV	95,719	250
		4,073
Other (1.2%)
3 Vanguard FTSE Emerging Markets ETF	89,524	2,760

Pakistan (0.4%)
United Bank Ltd./Pakistan	612,600	841

Peru (0.4%)
Credicorp Ltd.	9,279	941

Philippines (1.3%)
Energy Development Corp.	10,081,293	1,167
Metropolitan Bank & Trust Co.	678,663	1,014
Petron Corp.	2,955,900	405
Universal Robina Corp.	86,250	351
Puregold Price Club Inc.	113,200	78
		3,015
Poland (0.8%)
* Cyfrowy Polsat SA	256,525	1,354
Bank Pekao SA	10,806	364
		1,718
Qatar (0.2%)
Industries Qatar QSC	15,386	435

Romania (0.1%)
2 Electrica SA GDR	24,120	285

Russia (6.0%)
Lukoil PJSC ADR	95,855	3,228
Rosneft OAO GDR	639,610	2,298
Sberbank of Russia PJSC ADR	295,500	1,636
Gazprom PAO ADR	395,565	1,429
Sberbank of Russia PJSC	725,605	933

Moscow Exchange MICEX-RTS OAO	575,846	735
Magnit PJSC GDR	18,632	731
Sberbank of Russia PJSC ADR	129,449	719
PhosAgro OAO GDR	53,978	642
Gazprom Neft PAO ADR	43,600	427
O'Key Group SA GDR	166,144	281
MMC Norilsk Nickel PJSC ADR	23,368	271
Etalon Group Ltd. GDR	137,219	224
		13,554
Singapore (0.3%)
Ezion Holdings Ltd.	1,671,900	614

South Africa (4.7%)
Naspers Ltd.	27,403	3,463
Sasol Ltd.	98,402	2,588
Imperial Holdings Ltd.	143,286	1,100
Reunert Ltd.	247,638	1,002
Barloworld Ltd.	216,694	971
Discovery Ltd.	58,473	477
* AngloGold Ashanti Ltd. ADR	53,300	452
Woolworths Holdings Ltd./South Africa	42,812	253
* Steinhoff International Holdings NV	43,433	209
* Aveng Ltd.	511,216	77
Pick n Pay Stores Ltd.	15,868	59
* Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	1	—
		10,651
South Korea (5.6%)
Samsung Electronics Co. Ltd.	2,749	2,659
SK Hynix Inc.	75,846	1,751
Hyundai Motor Co.	10,740	1,204
* Hyundai Heavy Industries Co. Ltd.	15,045	1,170
POSCO	7,500	1,124
Dongbu Insurance Co. Ltd.	17,400	988
KB Financial Group Inc.	32,070	820
Hana Financial Group Inc.	41,280	743
LG Electronics Inc.	12,775	623
Kia Motors Corp.	14,820	563
Shinhan Financial Group Co. Ltd.	16,370	529
LG Chem Ltd.	1,702	426
		12,600
Spain (0.7%)
Prosegur Cia de Seguridad SA	361,432	1,621

Sweden (0.1%)
* Vostok Emerging Finance Ltd.	2,395,490	283

Switzerland (0.5%)
* Dufry AG	10,355	1,123

Taiwan (11.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	260,057	5,812
Taiwan Semiconductor Manufacturing Co. Ltd.	978,243	4,212
Compal Electronics Inc.	4,103,000	2,389
Delta Electronics Inc.	458,244	1,940
Hon Hai Precision Industry Co. Ltd.	720,098	1,694
Chicony Electronics Co. Ltd.	564,964	1,173

Globalwafers Co. Ltd.	523,459	1,151
Teco Electric and Machinery Co. Ltd.	1,286,000	1,010
eMemory Technology Inc.	83,100	968
Casetek Holdings Ltd.	183,000	950
Mega Financial Holding Co. Ltd.	1,004,182	640
Catcher Technology Co. Ltd.	76,615	570
Airtac International Group	111,315	530
Yuanta Financial Holding Co. Ltd.	1,558,165	484
Largan Precision Co. Ltd.	4,975	357
Hermes Microvision Inc.	14,000	347
Silergy Corp.	19,388	247
Advantech Co. Ltd.	32,038	192
President Chain Store Corp.	28,700	190
* Land Mark Optoelectronics Corp.	7,000	109
Silicon Motion Technology Corp. ADR	3,356	104
PChome Online Inc.	11,418	104
Voltronic Power Technology Corp.	6,000	93
Eclat Textile Co. Ltd.	6,000	86
Poya International Co. Ltd.	8,080	74
* Eclat Textile Co. Ltd. Rights Expire 02/16/2016	137	1
		25,427
Thailand (2.7%)
Bangkok Bank PCL	309,400	1,328
Krung Thai Bank PCL (Foreign)	2,225,975	1,092
Airports of Thailand PCL	75,200	800
Kasikornbank PCL	158,100	755
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,160,900	445
* Precious Shipping PCL	2,968,073	411
PTT Global Chemical PCL	181,444	276
Delta Electronics Thai PCL (Foreign)	113,600	254
Hana Microelectronics PCL (Foreign)	256,800	221
Total Access Communication PCL	204,100	193
CP ALL PCL (Foreign)	113,800	131
KCE Electronics PCL	60,600	130
* Precious Shipping PCL Warrants 6/15/2018	62,952	—
		6,036
Turkey (1.5%)
Akbank TAS	513,625	1,255
* Tupras Turkiye Petrol Rafinerileri AS	49,235	1,252
Turkiye Halk Bankasi AS	237,664	823
Ulker Biskuvi Sanayi AS	19,564	125
		3,455
United Arab Emirates (0.7%)
Union National Bank PJSC	741,687	687
Abu Dhabi Commercial Bank PJSC	255,600	423
Dubai Financial Market PJSC	1,068,145	334
* Dubai Parks & Resorts PJSC	383,526	114
		1,558
United Kingdom (1.8%)
Petrofac Ltd.	108,216	1,233
Standard Chartered plc	128,857	885
SABMiller plc	9,495	569
* Ophir Energy plc	386,040	496
Hikma Pharmaceuticals plc	12,138	350
Coca-Cola HBC AG	16,189	332

	Standard Chartered plc			35,602	240
					4,105
United States (5.0%)
*	Baidu Inc. ADR			10,010	1,634
	Hollysys Automation Technologies Ltd.			78,439	1,444
	Southern Copper Corp.			42,549	1,103
*	Flextronics International Ltd.			102,750	1,077
*	Genpact Ltd.			41,779	999
*	JD.com Inc. ADR			36,971	962
*	Trina Solar Ltd. ADR			103,000	946
	Millicom International Cellular SA			18,127	801
*	Cognizant Technology Solutions Corp. Class A			10,000	633
	Cosan Ltd.			187,772	608
*	Sinovac Biotech Ltd.			75,221	378
*	MakeMyTrip Ltd.			13,607	254
*	Alibaba Group Holding Ltd. ADR			2,820	189
	Avon Products Inc.			21,783	74
*	Vipshop Holdings Ltd. ADR			4,418	57
					11,159
Total Common Stocks (Cost $279,385)					213,707
		Coupon
Temporary Cash Investments (4.5%)[1]
Money Market Fund (4.2%)
4	Vanguard Market Liquidity Fund	0.441%		9,579,774	9,580

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
[5,6] Freddie Mac Discount Notes		0.220%	4/15/16	600	599
Total Temporary Cash Investments (Cost $10,179)					10,179
Total Investments (99.3%) (Cost $289,564)
Other Assets and Liabilities-Net (0.7%)					223,886
Net Assets (100%)					1,546
					225,432
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $908,000, representing 0.4% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Select Stock Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	21,881	12,766	—
Common Stocks—Other	13,319	164,685	1,056
Temporary Cash Investments	9,580	599	—
Futures Contracts—Assets[1]	204	—	—
Total	44,984	178,050	1,056
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Select Stock Fund

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2016	169	6,319	(239)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the cost of investment securities for tax purposes was $289,663,000. Net unrealized depreciation of investment securities for tax purposes was $65,777,000, consisting of unrealized gains of $12,661,000 on securities that had risen in value since their purchase and $78,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Alternative Strategies Fund

Consolidated Schedule of Investments
As of January 31, 2016

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (65.5%)
Consumer Discretionary (5.9%)
	Cablevision Systems Corp. Class A	37,000	1,181
*	Jarden Corp.	18,000	955
	Starwood Hotels & Resorts Worldwide Inc.	13,200	822
*,† AutoZone Inc.		229	176
	Thomson Reuters Corp.	4,684	175
	Dunkin' Brands Group Inc.	4,319	170
	McDonald's Corp.	1,369	169
	Ross Stores Inc.	3,010	169
	Scripps Networks Interactive Inc. Class A	2,755	168
	Target Corp.	2,292	166
†	TJX Cos. Inc.	2,315	165
	L Brands Inc.	1,712	165
	Dollar General Corp.	2,181	164
	Omnicom Group Inc.	2,223	163
	Williams-Sonoma Inc.	3,149	163
	Domino's Pizza Inc.	1,427	163
	Carter's Inc.	1,672	162
	Aramark	5,048	161
*,† NVR Inc.		97	160
†	Darden Restaurants Inc.	2,537	160
	NIKE Inc. Class B	2,574	160
	Brinker International Inc.	3,208	159
	CST Brands Inc.	4,118	159
†	Nordstrom Inc.	3,241	159
†	Starbucks Corp.	2,615	159
	Genuine Parts Co.	1,841	159
	Home Depot Inc.	1,252	157
	Six Flags Entertainment Corp.	3,100	156
*,† O'Reilly Automotive Inc.		597	156
†	Wendy's Co.	15,168	155
*	Sirius XM Holdings Inc.	41,538	154
†	Lowe's Cos. Inc.	2,124	152
†	John Wiley & Sons Inc. Class A	3,585	150
	Newell Rubbermaid Inc.	3,752	145
*	Bed Bath & Beyond Inc.	3,346	144
	Foot Locker Inc.	2,130	144
	Choice Hotels International Inc.	3,202	140
	Service Corp. International	5,743	139
*	MSG Networks Inc.	7,761	136
	VF Corp.	2,130	133
	Walt Disney Co.	1,366	131
	Garmin Ltd.	3,155	111
	Regal Entertainment Group Class A	5,303	91
	Visteon Corp.	1,342	90
*	Ulta Salon Cosmetics & Fragrance Inc.	467	85
	Gap Inc.	2,630	65
			9,366

Consumer Staples (5.3%)
* Rite Aid Corp.	160,000	1,246
Keurig Green Mountain Inc.	11,300	1,009
SABMiller plc	16,400	977
* Diamond Foods Inc.	23,200	851
Hormel Foods Corp.	2,229	179
Reynolds American Inc.	3,551	177
Kimberly-Clark Corp.	1,354	174
Hershey Co.	1,965	173
Colgate-Palmolive Co.	2,546	172
Procter & Gamble Co.	2,097	171
Altria Group Inc.	2,791	171
Clorox Co.	1,321	170
Dr Pepper Snapple Group Inc.	1,808	170
Campbell Soup Co.	2,995	169
Philip Morris International Inc.	1,865	168
JM Smucker Co.	1,299	167
General Mills Inc.	2,943	166
McCormick & Co. Inc.	1,882	166
CVS Health Corp.	1,710	165
Wal-Mart Stores Inc.	2,488	165
† Sysco Corp.	4,114	164
Kellogg Co.	2,230	164
† Constellation Brands Inc. Class A	1,073	164
Coca-Cola Co.	3,761	161
Spectrum Brands Holdings Inc.	1,691	161
† Church & Dwight Co. Inc.	1,908	160
PepsiCo Inc.	1,565	155
† Pinnacle Foods Inc.	3,524	151
Costco Wholesale Corp.	997	151
* Edgewell Personal Care Co.	1,742	129
Bunge Ltd.	927	58
Brown-Forman Corp. Class B	323	32
		8,456
Energy (1.8%)
* Cameron International Corp.	22,900	1,504
Baker Hughes Inc.	26,000	1,131
Exxon Mobil Corp.	2,118	165
		2,800
Financials (14.5%)
PartnerRe Ltd.	10,800	1,516
StanCorp Financial Group Inc.	13,100	1,502
* Willis Towers Watson plc	12,099	1,385
* Campus Crest Communities Inc.	184,800	1,279
American Residential Properties Inc.	61,900	1,049
Symetra Financial Corp.	32,100	1,028
Fidelity & Guaranty Life	40,342	1,011
Astoria Financial Corp.	66,700	1,009
Chubb Ltd.	8,695	983
* Phoenix Cos. Inc.	26,200	963
Metro Bancorp Inc.	33,000	941
FirstMerit Corp.	48,300	936
First Niagara Financial Group Inc.	93,800	918
Wilshire Bancorp Inc.	76,900	814
Plum Creek Timber Co. Inc.	19,500	790
Erie Indemnity Co. Class A	1,802	173

†	ProAssurance Corp.	3,437	172
†	Annaly Capital Management Inc.	17,968	171
	RenaissanceRe Holdings Ltd.	1,513	170
	Equity LifeStyle Properties Inc.	2,521	166
	Morningstar Inc.	2,047	165
	American Capital Agency Corp.	9,615	164
	American Homes 4 Rent Class A	10,826	162
	CBOE Holdings Inc.	2,431	162
	Axis Capital Holdings Ltd.	3,004	162
	TFS Financial Corp.	9,278	162
	White Mountains Insurance Group Ltd.	227	162
	Tanger Factory Outlet Centers Inc.	5,038	161
†	Lamar Advertising Co. Class A	2,861	161
†	American Financial Group Inc.	2,256	160
	Taubman Centers Inc.	2,226	158
	Empire State Realty Trust Inc.	9,518	158
†	Two Harbors Investment Corp.	20,710	157
	MFA Financial Inc.	24,746	157
	Everest Re Group Ltd.	874	156
†	Starwood Property Trust Inc.	8,175	156
	Validus Holdings Ltd.	3,474	154
	Aspen Insurance Holdings Ltd.	3,303	154
	Post Properties Inc.	2,674	153
	Cincinnati Financial Corp.	2,634	152
	Columbia Property Trust Inc.	6,810	152
*	Arch Capital Group Ltd.	2,224	150
	Travelers Cos. Inc.	1,391	149
	Progressive Corp.	4,764	149
	Marsh & McLennan Cos. Inc.	2,786	149
	XL Group plc Class A	4,081	148
*	Berkshire Hathaway Inc. Class B	1,134	147
	WP Carey Inc.	2,493	145
†	FactSet Research Systems Inc.	958	144
	Brown & Brown Inc.	4,758	144
	Chimera Investment Corp.	11,522	143
	People's United Financial Inc.	9,908	142
†	WR Berkley Corp.	2,831	142
	Torchmark Corp.	2,577	140
	Allied World Assurance Co. Holdings AG	3,786	139
	New York Community Bancorp Inc.	8,804	136
	Arthur J Gallagher & Co.	3,395	128
	American Tower Corporation	1,258	119
	Healthcare Trust of America Inc. Class A	3,967	111
	Inland Real Estate Corp.	10,289	110
	Piedmont Office Realty Trust Inc. Class A	1,588	29
*	Equity Commonwealth	813	22
			22,990
Health Care (8.4%)
*,† Health Net Inc.		23,400	1,549
	Cigna Corp.	9,700	1,296
†	Humana Inc.	7,500	1,221
*	Sirona Dental Systems Inc.	10,037	1,067
*	Affymetrix Inc.	70,800	993
*	Ocata Therapeutics Inc.	109,385	923
	DENTSPLY International Inc.	2,958	174
	Patterson Cos. Inc.	4,084	173
	Cooper Cos. Inc.	1,309	172

	CR Bard Inc.	933	171
	Cardinal Health Inc.	2,101	171
	Teleflex Inc.	1,247	169
†	Stryker Corp.	1,703	169
*	Intuitive Surgical Inc.	308	167
*	Henry Schein Inc.	1,094	166
	Johnson & Johnson	1,576	165
*	Premier Inc. Class A	5,152	165
	Baxter International Inc.	4,493	164
	Hill-Rom Holdings Inc.	3,359	164
*	DaVita HealthCare Partners Inc.	2,445	164
	Medtronic plc	2,135	162
*	VCA Inc.	3,152	162
*	Bio-Rad Laboratories Inc. Class A	1,252	160
	Anthem Inc.	1,221	159
	Quest Diagnostics Inc.	2,426	159
	Thermo Fisher Scientific Inc.	1,204	159
	AmerisourceBergen Corp. Class A	1,763	158
	Bio-Techne Corp.	1,897	157
*	MEDNAX Inc.	2,253	156
	Becton Dickinson and Co.	1,071	156
	Agilent Technologies Inc.	4,110	155
*	VWR Corp.	6,326	155
*	Laboratory Corp. of America Holdings	1,375	154
	PerkinElmer Inc.	3,195	154
†	Zimmer Biomet Holdings Inc.	1,555	154
*	Varian Medical Systems Inc.	1,991	154
	Eli Lilly & Co.	1,939	153
*,† Cerner Corp.		2,579	150
*	Express Scripts Holding Co.	2,061	148
*	Waters Corp.	1,222	148
†	Merck & Co. Inc.	2,805	142
	St. Jude Medical Inc.	2,550	135
*	QIAGEN NV	5,902	134
*	Quintiles Transnational Holdings Inc.	2,149	131
*	IMS Health Holdings Inc.	5,271	122
	Abbott Laboratories	3,215	122
			13,302
Industrials (7.3%)
	Precision Castparts Corp.	6,500	1,527
	TNT Express NV	118,000	1,006
	Veda Group Ltd.	500,000	994
*	Blount International Inc.	101,600	945
	USG People NV	50,000	929
	MSC Industrial Direct Co. Inc. Class A	2,738	177
†	Toro Co.	2,380	177
	Republic Services Inc. Class A	3,938	172
†	Waste Management Inc.	3,144	166
	Waste Connections Inc.	2,767	166
	Equifax Inc.	1,565	166
	3M Co.	1,091	165
	Graco Inc.	2,259	164
†	Lockheed Martin Corp.	776	164
	Illinois Tool Works Inc.	1,816	164
	Nielsen Holdings plc	3,384	163
	Honeywell International Inc.	1,537	159
†	Snap-on Inc.	981	159

	Cintas Corp.	1,843	158
	IDEX Corp.	2,165	157
	Allegion plc	2,565	155
	Danaher Corp.	1,779	154
	Roper Technologies Inc.	875	154
*,† TransDigm Group Inc.		682	153
†	General Electric Co.	5,240	152
†	Rollins Inc.	5,506	152
	Rockwell Collins Inc.	1,867	151
	Expeditors International of Washington Inc.	3,326	150
*	Copart Inc.	4,471	150
	BWX Technologies Inc.	4,991	149
	KAR Auction Services Inc.	4,393	147
	United Parcel Service Inc. Class B	1,573	147
†	Watsco Inc.	1,261	147
	JB Hunt Transport Services Inc.	2,013	146
	Stanley Black & Decker Inc.	1,543	146
	United Technologies Corp.	1,643	144
	General Dynamics Corp.	1,076	144
*	Verisk Analytics Inc. Class A	1,915	140
	WW Grainger Inc.	710	140
*	Stericycle Inc.	1,123	135
	Boeing Co.	1,125	135
†	Carlisle Cos. Inc.	1,581	132
	Deere & Co.	1,683	130
	Hexcel Corp.	3,017	125
	Timken Co.	4,271	113
	Allison Transmission Holdings Inc.	3,532	84
	Landstar System Inc.	1,154	66
			11,619
Information Technology (10.6%)
	Broadcom Corp. Class A	29,700	1,624
*	SolarWinds Inc.	22,100	1,325
	Solera Holdings Inc.	22,400	1,215
*	EZchip Semiconductor Ltd.	47,900	1,214
*	Constant Contact Inc.	34,550	1,092
	King Digital Entertainment plc	55,800	1,000
*	RealD Inc.	93,700	973
	Heartland Payment Systems Inc.	10,400	958
*	Fairchild Semiconductor International Inc. Class A	46,700	957
*	TeleCommunication Systems Inc. Class A	189,628	941
	KLA-Tencor Corp.	13,600	911
	Atmel Corp.	111,000	895
†	Jack Henry & Associates Inc.	2,210	179
	Broadridge Financial Solutions Inc.	3,252	174
	Motorola Solutions Inc.	2,592	173
	Amdocs Ltd.	3,153	173
	Paychex Inc.	3,541	169
	Accenture plc Class A	1,564	165
*	EchoStar Corp. Class A	4,606	162
	Symantec Corp.	8,064	160
*,† Fiserv Inc.		1,677	159
*	Gartner Inc.	1,797	158
*	Genpact Ltd.	6,450	154
	Visa Inc. Class A	2,036	152
*,† ANSYS Inc.		1,718	151
	FLIR Systems Inc.	5,174	151

	MasterCard Inc. Class A	1,695	151
†	Automatic Data Processing Inc.	1,811	150
	CA Inc.	5,082	146
	Amphenol Corp. Class A	2,897	144
*	eBay Inc.	5,868	138
*,† Synopsys Inc.		3,168	136
†	Fidelity National Information Services Inc.	2,186	131
	International Business Machines Corp.	1,042	130
†	Total System Services Inc.	3,142	126
	NetApp Inc.	5,084	111
	National Instruments Corp.	2,797	80
			16,828
Materials (3.0%)
	EI du Pont de Nemours & Co.	20,000	1,055
	Airgas Inc.	7,400	1,036
	Koninklijke Ten Cate NV	11,813	333
†	NewMarket Corp.	461	175
	Bemis Co. Inc.	3,581	171
	AptarGroup Inc.	2,342	171
	Scotts Miracle-Gro Co. Class A	2,476	170
†	Compass Minerals International Inc.	2,263	169
	Praxair Inc.	1,676	168
	International Flavors & Fragrances Inc.	1,420	166
†	Silgan Holdings Inc.	2,984	158
†	Valspar Corp.	2,008	157
	Sonoco Products Co.	3,889	154
†	Sherwin-Williams Co.	598	153
	Monsanto Co.	1,675	152
	Ecolab Inc.	1,397	151
†	Ashland Inc.	1,428	135
			4,674
Other (0.0%)
*	Dyax Corp CVR Exp. 12/31/2019	28,700	32

Telecommunication Services (1.4%)
*,† NTELOS Holdings Corp.		164,300	1,520
	Verizon Communications Inc.	3,588	179
	AT&T Inc.	4,509	162
*,† SBA Communications Corp. Class A		1,478	147
	CenturyLink Inc.	5,737	146
			2,154
Utilities (7.3%)
†	Pepco Holdings Inc.	65,200	1,740
	AGL Resources Inc.	24,700	1,570
	Cleco Corp.	27,400	1,456
	TECO Energy Inc.	45,500	1,234
	Piedmont Natural Gas Co. Inc.	18,600	1,102
	Capstone Infrastructure Corp.	144,000	495
†	Atmos Energy Corp.	2,657	184
†	American Water Works Co. Inc.	2,776	180
†	Aqua America Inc.	5,658	178
	Xcel Energy Inc.	4,580	175
†	Alliant Energy Corp.	2,671	174
†	American Electric Power Co. Inc.	2,850	174
†	Eversource Energy	3,214	173
†	Ameren Corp.	3,848	173

Southern Co.	3,529	173
Consolidated Edison Inc.	2,460	171
† Great Plains Energy Inc.	6,109	170
† NextEra Energy Inc.	1,519	170
† DTE Energy Co.	1,996	170
† PG&E Corp.	3,078	169
Pinnacle West Capital Corp.	2,548	169
† Westar Energy Inc. Class A	3,854	168
† Entergy Corp.	2,350	166
† SCANA Corp.	2,631	166
Duke Energy Corp.	2,152	162
† Questar Corp.	7,599	155
† Edison International	2,497	154
† Sempra Energy	1,575	149
† Vectren Corp.	3,501	146
Dominion Resources Inc.	291	21
		11,487
Total Common Stocks—Long Positions (Cost $105,993)		103,708
Common Stocks Sold Short (-26.1%)
Consumer Discretionary (-2.7%)
Marriott International Inc. Class A	(12,144)	(744)
Newell Rubbermaid Inc.	(15,516)	(602)
Las Vegas Sands Corp.	(4,009)	(181)
* Skechers U.S.A. Inc. Class A	(5,916)	(167)
* MGM Resorts International	(8,203)	(165)
* Kate Spade & Co.	(8,747)	(156)
Clear Channel Outdoor Holdings Inc. Class A	(30,647)	(155)
Aaron's Inc.	(6,629)	(152)
* Groupon Inc. Class A	(55,673)	(151)
GNC Holdings Inc. Class A	(5,397)	(151)
TEGNA Inc.	(6,226)	(149)
* Michael Kors Holdings Ltd.	(3,571)	(142)
* Netflix Inc.	(1,541)	(141)
* TopBuild Corp.	(5,282)	(141)
Harman International Industries Inc.	(1,895)	(141)
Royal Caribbean Cruises Ltd.	(1,717)	(141)
Gannett Co. Inc.	(9,420)	(140)
* TripAdvisor Inc.	(2,064)	(138)
* Michaels Cos. Inc.	(6,181)	(135)
Tribune Media Co. Class A	(4,025)	(133)
Expedia Inc.	(1,222)	(123)
* Urban Outfitters Inc.	(4,939)	(113)
* Amazon.com Inc.	(66)	(39)
Extended Stay America Inc.	(2,009)	(26)
		(4,326)
Consumer Staples (-1.0%)
Snyder's-Lance Inc.	(17,980)	(568)
Avon Products Inc.	(65,429)	(222)
* WhiteWave Foods Co. Class A	(4,428)	(167)
Walgreens Boots Alliance Inc.	(1,971)	(157)
Energizer Holdings Inc.	(4,719)	(151)
* Sprouts Farmers Market Inc.	(6,155)	(140)
Whole Foods Market Inc.	(4,769)	(140)
* Monster Beverage Corp.	(322)	(43)
		(1,588)

Energy (-3.8%)
Schlumberger Ltd.	(16,396)	(1,185)
Halliburton Co.	(29,120)	(926)
* Rice Energy Inc.	(17,621)	(206)
* WPX Energy Inc.	(37,840)	(205)
QEP Resources Inc.	(15,867)	(203)
* Whiting Petroleum Corp.	(27,371)	(201)
* Kosmos Energy Ltd.	(42,819)	(196)
Patterson-UTI Energy Inc.	(13,602)	(196)
California Resources Corp.	(134,732)	(193)
Apache Corp.	(4,523)	(192)
Marathon Oil Corp.	(19,230)	(187)
Nabors Industries Ltd.	(25,266)	(186)
* Newfield Exploration Co.	(6,385)	(186)
Devon Energy Corp.	(6,622)	(185)
* Weatherford International plc	(26,403)	(178)
* Continental Resources Inc.	(8,366)	(177)
Ensco plc Class A	(17,640)	(172)
Superior Energy Services Inc.	(16,522)	(170)
Murphy Oil Corp.	(8,508)	(167)
* Memorial Resource Development Corp.	(8,941)	(142)
Rowan Cos. plc Class A	(11,215)	(142)
* Gulfport Energy Corp.	(4,604)	(136)
Anadarko Petroleum Corp.	(3,400)	(133)
ONEOK Inc.	(4,495)	(112)
PBF Energy Inc. Class A	(1,730)	(60)
* Cobalt International Energy Inc.	(10,593)	(40)
		(6,076)
Financials (-7.1%)
* Willis Towers Watson plc	(12,100)	(1,385)
American Homes 4 Rent Class A	(70,256)	(1,053)
New York Community Bancorp Inc.	(66,700)	(1,032)
FNB Corp.	(78,309)	(944)
BBCN Bancorp Inc.	(54,091)	(822)
* Chubb Ltd.	(7,222)	(817)
Weyerhaeuser Co.	(31,200)	(799)
Huntington Bancshares Inc.	(83,076)	(713)
KeyCorp	(63,784)	(712)
* Genworth Financial Inc. Class A	(68,428)	(190)
Waddell & Reed Financial Inc. Class A	(6,641)	(182)
Lazard Ltd. Class A	(4,496)	(162)
NorthStar Asset Management Group Inc.	(13,863)	(160)
* Affiliated Managers Group Inc.	(1,189)	(159)
Interactive Brokers Group Inc.	(4,894)	(158)
* SVB Financial Group	(1,519)	(154)
Communications Sales & Leasing Inc.	(7,999)	(154)
* E*TRADE Financial Corp.	(6,443)	(152)
Invesco Ltd.	(4,952)	(148)
* OneMain Holdings Inc. Class A	(5,588)	(148)
Morgan Stanley	(5,704)	(148)
TD Ameritrade Holding Corp.	(5,327)	(147)
Charles Schwab Corp.	(5,665)	(145)
Assured Guaranty Ltd.	(6,056)	(144)
Navient Corp.	(14,099)	(135)
Popular Inc.	(5,253)	(132)
Lincoln National Corp.	(3,069)	(121)
* Howard Hughes Corp.	(1,173)	(111)

* Santander Consumer USA Holdings Inc.	(10,185)	(106)
		(11,233)
Health Care (-4.3%)
* Centene Corp.	(14,554)	(903)
DENTSPLY International Inc.	(15,239)	(897)
Anthem Inc.	(4,997)	(652)
Aetna Inc.	(6,281)	(640)
* Mylan NV	(3,244)	(171)
* Tenet Healthcare Corp.	(6,302)	(171)
* Community Health Systems Inc.	(7,882)	(169)
* Biogen Inc.	(596)	(163)
* Celgene Corp.	(1,601)	(161)
* Vertex Pharmaceuticals Inc.	(1,704)	(155)
* Mallinckrodt plc	(2,656)	(154)
* Alnylam Pharmaceuticals Inc.	(2,183)	(150)
* Endo International plc	(2,702)	(150)
* Incyte Corp.	(2,094)	(148)
* Alexion Pharmaceuticals Inc.	(1,011)	(148)
* IDEXX Laboratories Inc.	(2,098)	(147)
* Bluebird Bio Inc.	(3,557)	(147)
* Inovalon Holdings Inc. Class A	(8,669)	(146)
* Akorn Inc.	(5,620)	(146)
* Medivation Inc.	(4,463)	(146)
* BioMarin Pharmaceutical Inc.	(1,952)	(144)
* Intercept Pharmaceuticals Inc.	(1,357)	(144)
* Seattle Genetics Inc.	(4,363)	(144)
* Veeva Systems Inc. Class A	(5,791)	(140)
* Alkermes plc	(4,349)	(139)
* Regeneron Pharmaceuticals Inc.	(330)	(139)
* DexCom Inc.	(1,886)	(134)
* United Therapeutics Corp.	(981)	(121)
* Puma Biotechnology Inc.	(2,130)	(89)
		(6,758)
Industrials (-1.6%)
* Genesee & Wyoming Inc. Class A	(3,407)	(169)
Trinity Industries Inc.	(7,593)	(163)
* Spirit Airlines Inc.	(3,858)	(161)
* Avis Budget Group Inc.	(6,040)	(159)
Delta Air Lines Inc.	(3,333)	(148)
* Quanta Services Inc.	(7,816)	(146)
* AECOM	(5,298)	(145)
* Hertz Global Holdings Inc.	(15,731)	(143)
American Airlines Group Inc.	(3,662)	(143)
Southwest Airlines Co.	(3,735)	(140)
* United Continental Holdings Inc.	(2,792)	(135)
Oshkosh Corp.	(3,995)	(132)
* Colfax Corp.	(5,938)	(131)
Alaska Air Group Inc.	(1,828)	(129)
* United Rentals Inc.	(2,651)	(127)
* JetBlue Airways Corp.	(5,865)	(125)
KBR Inc.	(8,576)	(122)
* USG Corp.	(5,086)	(91)
Triumph Group Inc.	(3,534)	(90)
		(2,599)
Information Technology (-3.0%)
Avago Technologies Ltd. Class A	(6,870)	(919)

Lam Research Corp.	(6,800)	(488)
Global Payments Inc.	(6,954)	(410)
* First Solar Inc.	(2,455)	(169)
* Zebra Technologies Corp.	(2,782)	(168)
* Rackspace Hosting Inc.	(8,230)	(166)
* NCR Corp.	(7,620)	(163)
* ON Semiconductor Corp.	(18,944)	(162)
* Qorvo Inc.	(4,066)	(161)
* Pandora Media Inc.	(16,423)	(160)
* Zynga Inc. Class A	(62,704)	(154)
* Micron Technology Inc.	(13,617)	(150)
* Twitter Inc.	(8,625)	(145)
Cognex Corp.	(4,322)	(139)
* Tableau Software Inc. Class A	(1,688)	(135)
* ARRIS International plc	(5,276)	(134)
Microchip Technology Inc.	(2,917)	(131)
* LinkedIn Corp. Class A	(655)	(130)
Lexmark International Inc. Class A	(4,586)	(129)
* Splunk Inc.	(2,663)	(123)
* Yelp Inc. Class A	(5,666)	(119)
Cypress Semiconductor Corp.	(14,917)	(117)
* CommScope Holding Co. Inc.	(5,122)	(115)
* PayPal Holdings Inc.	(919)	(33)
CDK Global Inc.	(425)	(19)
		(4,739)
Materials (-2.2%)
Dow Chemical Co.	(25,640)	(1,077)
Allegheny Technologies Inc.	(19,389)	(182)
Chemours Co.	(45,288)	(178)
Newmont Mining Corp.	(8,656)	(173)
Huntsman Corp.	(19,759)	(171)
Alcoa Inc.	(23,033)	(168)
Martin Marietta Materials Inc.	(1,332)	(167)
CF Industries Holdings Inc.	(5,465)	(164)
Albemarle Corp.	(3,100)	(163)
Westlake Chemical Corp.	(3,570)	(162)
Steel Dynamics Inc.	(8,777)	(161)
Mosaic Co.	(6,589)	(159)
Royal Gold Inc.	(5,306)	(158)
* Platform Specialty Products Corp.	(20,580)	(157)
LyondellBasell Industries NV Class A	(1,797)	(140)
Eagle Materials Inc.	(2,213)	(119)
		(3,499)
Telecommunication Services (-0.2%)
* Zayo Group Holdings Inc.	(5,759)	(144)
Frontier Communications Corp.	(30,366)	(138)
		(282)
Utilities (-0.2%)
NRG Energy Inc.	(16,724)	(178)

	MDU Resources Group Inc.	(3,991)	(67)
			(245)
Total Common Stocks Sold Short (Proceeds $48,692)			(41,345)
Temporary Cash Investments (23.1%)[1]
Money Market Fund (15.6%)
2	Vanguard Market Liquidity Fund, 0.441%	24,738,231	24,738

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (7.5%)
[3,4]	Federal Home Loan Bank Discount Notes, 0.167%, 2/5/16	1,000	1,000
[3,5,6]Federal Home Loan Bank Discount Notes, 0.200%, 2/5/16		5,000	5,000
[3,5,6]Federal Home Loan Bank Discount Notes, 0.355%, 3/4/16		100	100
3	Federal Home Loan Bank Discount Notes, 0.466%, 3/7/16	1,500	1,499
[3,5,6]Federal Home Loan Bank Discount Notes, 0.331%, 4/13/16		200	200
[3,6]	Federal Home Loan Bank Discount Notes, 0.290%, 4/29/16	1,000	999
4	United States Treasury Bill, 0.536%, 6/9/16	1,000	999
[5,6]	United States Treasury Note/Bond, 0.375%, 5/31/16	1,047	1,047
[5,6]	United States Treasury Note/Bond, 3.250%, 5/31/16	1,000	1,009
			11,853
Total Temporary Cash Investments (Cost $36,591)			36,591
†Other Assets and Liabilities-Net (37.5%)			59,295
Net Assets (100%)			158,249

* Non-income-producing security.
† Long security positions with a value of $14,210,000 and cash of $54,215,000 are held in segregated accounts at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 The fund invests a portion of its assets in commodities through its investment in Vanguard ASF Portfolio, a wholly owned subsidiary of the fund. After giving effect to commodity futures investments, the fund's effective commodity and temporary cash investment positions represent -0.7% and 23.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $143,000 have been segregated as collateral for open forward currency contracts.
5 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
6 Securities with a value of $6,008,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Alternative Strategies Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	99,438	4,238	32
Common Stocks Sold Short	(41,345)	—	—
Temporary Cash Investments	24,738	11,853	—
Futures Contracts—Assets[1]	232	—	—
Forward Currency Contracts—Assets	—	1,263	—
Forward Currency Contracts—Liabilities	—	(716)	—
Total	83,063	16,638	32
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange traded commodity futures contracts. The primary risk associated with the use of commodity futures contracts is the chance the fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity futures. Commodity futures trading is volatile, and even a small movement in market prices could cause large losses. The fund also uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Alternative Strategies Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2016	477	104,284	487
5-Year U.S. Treasury Note	March 2016	207	24,979	412
10-Year U.S. Treasury Note	March 2016	125	16,197	404
LME Tin[1]	March 2016	55	4,095	410
NY Harbor ULSD[1]	February 2016	(90)	(4,077)	(238)
Low Sulphur Gas Oil[1]	March 2016	(130)	(4,056)	(104)
WTI Crude Oil[1]	February 2016	(118)	(3,967)	(160)
LME Lead[1]	March 2016	92	3,958	217
LME Copper[1]	March 2016	34	3,881	148
Lean Hogs[1]	April 2016	(137)	(3,874)	(178)
LME Primary Aluminum[1]	March 2016	102	3,865	132
RBOB Gasoline[1]	February 2016	(81)	(3,852)	(64)
Corn No. 2 Yellow[1]	March 2016	(205)	(3,813)	(150)

Alternative Strategies Fund

KC Hard Red Winter Wheat[1]	March 2016	(161)	(3,800)	56
Coffee[1]	March 2016	(87)	(3,796)	23
Soybeans[1]	March 2016	86	3,794	28
Feeder Cattle[1]	March 2016	48	3,774	(29)
Cocoa[1]	June 2016	132	3,652	(154)
Sugar #11[1]	February 2016	235	3,459	(312)
				928
1 Security is owned by the subsidiary.

Unrealized appreciation (depreciation) on open futures contracts, except LME Tin, LME Lead, LME Copper and LME Primary Aluminum, is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America, N.A.	2/4/16	GBP	10,537	USD	15,518	(504)
Bank of America, N.A.	2/4/16	NOK	133,764	USD	15,082	325
Bank of America, N.A.	2/4/16	AUD	20,903	USD	14,998	(207)
Bank of America, N.A.	2/4/16	AUD	927	USD	644	12
Bank of America, N.A.	2/4/16	JPY	19,300	USD	164	(4)
Bank of America, N.A.	2/4/16	USD	15,344	SEK	129,287	280
Bank of America, N.A.	2/4/16	USD	15,255	CHF	15,253	362
Bank of America, N.A.	2/4/16	USD	15,161	JPY	1,806,219	240
Bank of America, N.A.	2/4/16	USD	2,230	EUR	2,049	10
Bank of America, N.A.	2/4/16	USD	999	AUD	1,395	12
Bank of America, N.A.	2/4/16	USD	972	GBP	667	22
Bank of America, N.A.	2/4/16	USD	359	CAD	505	(1)
						547

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.

Alternative Strategies Fund

F. At January 31, 2016, the cost of investment securities for tax purposes was $142,597,000. Net unrealized depreciation of long security positions for tax purposes was $2,298,000, consisting of unrealized gains of $1,822,000 on securities that had risen in value since their purchase and $4,120,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized appreciation on securities sold short was $7,346,000, consisting of unrealized gains of $7,703,000 on securities that had fallen in value since their purchase and $357,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD TRUSTEES' EQUITY FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.